Consolidated Statements of Cash Flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net earnings	CAD 786	CAD 922
Accretion (note 21)	112	126
Depletion, depreciation, amortization and impairment (note 9)	2,882	2,462
Inventory write-down to net realizable value (note 6)	0	9
Exploration and evaluation expenses (note 8)	6	86
Deferred income taxes (note 18)	(359)	29
Foreign exchange	(4)	(4)
Stock-based compensation (notes 19, 20)	45	33
Gain on sale of assets (note 9)	(46)	(1,634)
Unrealized mark to market loss	56	38
Share of equity investment gain (note 11)	(61)	(15)
Other	16	24
Settlement of asset retirement obligations (note 16)	(136)	(87)
Deferred revenue (note 17)	(16)	209
Distribution from joint ventures (note 11)	25	0
Change in non-cash working capital (note 23)	398	(227)
Cash flow – operating activities	3,704	1,971
Financing activities
Long-term debt issuance (note 15)	750	6,181
Long-term debt repayment (note 15)	(365)	(6,949)
Short-term debt repayment (note 15)	0	(520)
Debt issue costs (note 15)	(6)	0
Dividends on preferred shares (note 19)	(34)	(27)
Other	18	21
Change in non-cash working capital (note 23)	0	(68)
Cash flow – financing activities	363	(1,362)
Investing activities
Capital expenditures	(2,220)	(1,705)
Corporate acquisition (note 9)	(670)	0
Proceeds from asset sales (note 9)	192	2,935
Contribution payable payment (note 11)	(142)	(193)
Contribution to joint ventures (note 11)	(81)	(102)
Other	(40)	(30)
Change in non-cash working capital (note 23)	172	(273)
Cash flow – investing activities	(2,789)	632
Increase in cash and cash equivalents	1,278	1,241
Effect of exchange rates on cash and cash equivalents	(84)	8
Cash and cash equivalents at beginning of year	1,319	70
Cash and cash equivalents at end of year	2,513	1,319
Net interest paid	(334)	(344)
Income taxes received	CAD 41	CAD 3